Segment Reporting	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting
Segment Reporting

The Company’s four reportable segments distribute a full range of agricultural equipment and related replacement parts. The Company evaluates segment performance primarily based on income from operations. Sales for each segment are based on the location of the third-party customer. The Company’s selling, general and administrative expenses and engineering expenses are charged to each segment based on the region and division where the expenses are incurred. As a result, the components of income from operations for one segment may not be comparable to another segment. Segment results for the years ended December 31, 2011, 2010 and 2009 based on the Company’s reportable segments are as follows (in millions):

Years Ended December 31,	North America	South America	Europe/Africa/ Middle East	Rest of World	Consolidated
2011
Net sales	$1,770.6	$1,871.5	$4,681.7	$449.4	$8,773.2
Income from operations	90.9	143.1	479.4	31.4	744.8
Depreciation	28.5	20.0	98.3	5.1	151.9
Assets	861.4	585.5	1,895.0	311.6	3,653.5
Capital expenditures	59.3	40.4	189.6	11.1	300.4
2010
Net sales	$1,489.3	$1,753.3	$3,364.4	$289.6	$6,896.6
Income from operations	49.5	161.7	207.2	14.2	432.6
Depreciation	24.9	19.4	86.9	4.7	135.9
Assets	597.0	557.3	1,628.2	178.0	2,960.5
Capital expenditures	27.9	21.9	112.5	4.8	167.1
2009
Net sales	$1,442.7	$1,167.1	$3,602.8	$303.8	$6,516.4
Income from operations	21.9	64.6	224.5	18.4	329.4
Depreciation	24.1	15.7	76.2	2.8	118.8
Assets	583.9	515.1	1,419.3	203.3	2,721.6
Capital expenditures	33.3	29.4	142.8	1.1	206.6

A reconciliation from the segment information to the consolidated balances for income from operations and total assets is set forth below (in millions):

	2011	2010	2009
Segment income from operations	$744.8	$432.6	$329.4
Corporate expenses	(90.6)	(72.7)	(71.3)
Stock compensation	(23.0)	(12.9)	(8.2)
Restructuring and other infrequent income (expenses)	0.7	(4.4)	(13.2)
Amortization of intangibles	(21.6)	(18.4)	(18.0)
Consolidated income from operations	$610.3	$324.2	$218.7

Segment assets	$3,653.5	$2,960.5	$2,721.6
Cash and cash equivalents	724.4	719.9	651.4
Receivables from affiliates	122.9	106.3	70.3
Investments in affiliates	346.3	398.0	353.9
Deferred tax assets, other current and noncurrent assets	549.1	447.9	400.9
Intangible assets, net	666.5	171.6	166.8
Goodwill	1,194.5	632.7	634.0
Consolidated total assets	$7,257.2	$5,436.9	$4,998.9

Net sales by customer location for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	2011	2010	2009
Net sales:
United States	$1,363.7	$1,151.4	$1,103.6
Canada	315.6	253.5	250.8
Germany	1,067.3	746.2	838.4
France	825.1	563.4	733.6
United Kingdom and Ireland	449.5	333.9	330.8
Finland and Scandinavia	835.4	674.0	653.0
Other Europe	1,403.2	944.7	928.2
South America	1,851.0	1,739.5	1,155.6
Middle East and Africa	266.7	159.0	184.1
Asia	96.6	94.5	72.2
Australia and New Zealand	187.3	138.3	166.3
Mexico, Central America and Caribbean	111.8	98.2	99.8
	$8,773.2	$6,896.6	$6,516.4

Net sales by product for the years ended December 31, 2011, 2010 and 2009 were as follows (in millions):

	2011	2010	2009
Net sales:
Tractors	$5,779.6	$4,685.7	$4,393.4
Combines	610.8	397.7	377.3
Application equipment	345.2	304.1	252.2
Other machinery	762.5	505.4	553.6
Replacement parts	1,275.1	1,003.7	939.9
	$8,773.2	$6,896.6	$6,516.4

Property, plant and equipment and amortizable intangible assets by country as of December 31, 2011 and 2010 was as follows (in millions):

	2011	2010
United States	$618.2	$143.1
Finland	173.2	178.0
Germany	395.6	295.3
Brazil	214.9	184.2
Italy	88.1	0.1
France	65.8	62.2
Other	241.9	135.8
	$1,797.7	$998.7